Share-based payments (Tables)	9 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

The following weighted average principal assumptions were used in calculating the fair values of options granted:

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	August 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	August 14, 2019
	Apr 11, 2020		May 8, 2020	August 14, 2020
	Apr 11, 2021		May 8, 2021	August 14, 2021
	Apr 11, 2022		May 8, 2022	August 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.65
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	August 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500